Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Under Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are presenting information that demonstrates the relationship between compensation actually paid, or CAP, as computed under SEC rules, to our named executive officers and certain financial performance measures for the years ended December 31, 2025, 2024 and 2023. The compensation and HR committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the fiscal years shown. For additional information about our performance-based pay philosophy and how we align executive compensation with Ironwood’s performance, please refer to the Executive Compensation section included elsewhere in this proxy statement.
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On Total Shareholder Return	Net Income (Loss) (in millions)
(a)	(b)(1)	(c)(2)	(d)(3)	(e)(4)	(f)(5)	(g)(6)
2025	$1,948,390	$1,287,531	$1,213,261	$1,027,810	$27.20	$24.02
2024	$6,083,631	$(4,486,801)	$2,822,544	$(1,473,865)	$35.75	$0.88
2023	$7,583,812	$4,632,828	$2,618,696	$1,971,039	$92.33	$(1,031.56)

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. McCourt, our chief executive officer, for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to Summary Compensation Table elsewhere in this proxy statement for information on Mr. McCourt’s compensation.

(2)
The dollar amounts reported in column (c) represent the “compensation actually paid” to the principal executive officer, or PEO, Mr. McCourt, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. McCourt during the applicable years, and are based on valuation assumptions required by the SEC, which are unlikely to reflect actual amounts realized at vesting or exercise of equity awards, as applicable. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. McCourt’s total compensation for each applicable year to determine the compensation actually paid:

Year	PEO Name	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO
2025	Thomas McCourt	$1,948,390	$(411,696)	$(249,163)	$1,287,531
2024	Thomas McCourt	$6,083,631	$(4,722,733)	$(5,847,699)	$(4,486,801)
2023	Thomas McCourt	$7,583,812	$(5,974,255)	$3,023,271	$4,632,828

(a)
Represents the deduction from the “Reported Summary Compensation Table Total for PEO” column for the total grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. Equity values are calculated in accordance with ASC 718. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	PEO Name	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	Thomas McCourt	$2,035,800	$(878,128)	—	$(957,128)	$(449,707)	—	$(249,163)
2024	Thomas McCourt	$1,587,932	$(8,178,834)	—	$743,203	$—	—	$(5,847,699)
2023	Thomas McCourt	$6,203,423	$(2,858,574)	—	$(321,578)	$—	—	$3,023,271

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the company’s non-PEO named executive officers, or NEOs, as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Gregory Martini and Tammi Gaskins; (ii) for 2024, Andrew Davis, Sravan Emany, John Minardo and Michael Shetzline; and (iii) for 2023, Andrew Davis, Sravan Emany, John Minardo and Michael Shetzline.

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for the non-PEO NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards (a)	Average Equity Award Adjustments (b)	Compensation Actually Paid to Non-PEO NEOs
2025	$1,213,261	$(447,777)	$262,326	$1,027,810
2024	$2,822,544	$(2,180,503)	$(2,115,906)	$(1,473,865)
2023	$2,618,696	$(1,762,026)	$1,114,369	$1,971,039

(a)
Represents the deduction from the “Average Reported Summary Compensation Table Total for Non-PEO NEOs” column for the average total grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2025	$434,444	$(60,844)	—	$(111,274)	—	—	$262,326
2024	$367,448	$(1,207,226)	—	$78,978	(1,355,105)	—	$(2,115,906)
2023	$1,829,617	$(633,278)	—	$(81,970)	—	—	$1,114,369

(5)
Cumulative TSR is calculated by dividing (i) the sum of (A) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (B) the difference between Ironwood’s share price at the end and the beginning of the measurement period, by (ii) Ironwood’s share price at the beginning of the measurement period.

(6)
The dollar amounts reported represent the amount of net income (loss) reflected in our audited financial statements for the applicable year. Net loss for the year ended December 31, 2023, included a non-recurring charge of approximately $1.1 billion related to acquired in-process research and development from the acquisition of VectivBio in the second quarter of 2023. We do not use net income (loss) as a performance metric in our compensation program to determine named executive officers’ compensation.

Named Executive Officers, Footnote
(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. McCourt, our chief executive officer, for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to Summary Compensation Table elsewhere in this proxy statement for information on Mr. McCourt’s compensation.
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the company’s non-PEO named executive officers, or NEOs, as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Gregory Martini and Tammi Gaskins; (ii) for 2024, Andrew Davis, Sravan Emany, John Minardo and Michael Shetzline; and (iii) for 2023, Andrew Davis, Sravan Emany, John Minardo and Michael Shetzline.

PEO Total Compensation Amount	$ 1,948,390	$ 6,083,631	$ 7,583,812
PEO Actually Paid Compensation Amount	$ 1,287,531	(4,486,801)	4,632,828
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the “compensation actually paid” to the principal executive officer, or PEO, Mr. McCourt, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. McCourt during the applicable years, and are based on valuation assumptions required by the SEC, which are unlikely to reflect actual amounts realized at vesting or exercise of equity awards, as applicable. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. McCourt’s total compensation for each applicable year to determine the compensation actually paid:

Year	PEO Name	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO
2025	Thomas McCourt	$1,948,390	$(411,696)	$(249,163)	$1,287,531
2024	Thomas McCourt	$6,083,631	$(4,722,733)	$(5,847,699)	$(4,486,801)
2023	Thomas McCourt	$7,583,812	$(5,974,255)	$3,023,271	$4,632,828

(a)
Represents the deduction from the “Reported Summary Compensation Table Total for PEO” column for the total grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. Equity values are calculated in accordance with ASC 718. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	PEO Name	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	Thomas McCourt	$2,035,800	$(878,128)	—	$(957,128)	$(449,707)	—	$(249,163)
2024	Thomas McCourt	$1,587,932	$(8,178,834)	—	$743,203	$—	—	$(5,847,699)
2023	Thomas McCourt	$6,203,423	$(2,858,574)	—	$(321,578)	$—	—	$3,023,271

Non-PEO NEO Average Total Compensation Amount	$ 1,213,261	2,822,544	2,618,696
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,027,810	(1,473,865)	1,971,039
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for the non-PEO NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards (a)	Average Equity Award Adjustments (b)	Compensation Actually Paid to Non-PEO NEOs
2025	$1,213,261	$(447,777)	$262,326	$1,027,810
2024	$2,822,544	$(2,180,503)	$(2,115,906)	$(1,473,865)
2023	$2,618,696	$(1,762,026)	$1,114,369	$1,971,039

(a)
Represents the deduction from the “Average Reported Summary Compensation Table Total for Non-PEO NEOs” column for the average total grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2025	$434,444	$(60,844)	—	$(111,274)	—	—	$262,326
2024	$367,448	$(1,207,226)	—	$78,978	(1,355,105)	—	$(2,115,906)
2023	$1,829,617	$(633,278)	—	$(81,970)	—	—	$1,114,369

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 27.2	35.75	92.33
Net Income (Loss)	$ 24,020,000.00	880,000	(1,031,560,000)
PEO Name	Mr. McCourt
Equity Awards Adjustments, Footnote	The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	PEO Name	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	Thomas McCourt	$2,035,800	$(878,128)	—	$(957,128)	$(449,707)	—	$(249,163)
2024	Thomas McCourt	$1,587,932	$(8,178,834)	—	$743,203	$—	—	$(5,847,699)
2023	Thomas McCourt	$6,203,423	$(2,858,574)	—	$(321,578)	$—	—	$3,023,271
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2025	$434,444	$(60,844)	—	$(111,274)	—	—	$262,326
2024	$367,448	$(1,207,226)	—	$78,978	(1,355,105)	—	$(2,115,906)
2023	$1,829,617	$(633,278)	—	$(81,970)	—	—	$1,114,369

Research and Development Expense			1,100,000,000
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (411,696)	(4,722,733)	(5,974,255)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(249,163)	(5,847,699)	3,023,271
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,035,800	1,587,932	6,203,423
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(878,128)	(8,178,834)	(2,858,574)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(957,128)	743,203	(321,578)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(449,707)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(447,777)	(2,180,503)	(1,762,026)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	262,326	(2,115,906)	1,114,369
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	434,444	367,448	1,829,617
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(60,844)	(1,207,226)	(633,278)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(111,274)	78,978	(81,970)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,355,105)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount